Other comprehensive income - Items may be reclassified: debt and equity instruments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017	Jan. 01, 2019	Jan. 01, 2018	Dec. 31, 2016
Disclosure of analysis of other comprehensive income by item [line items]
Revaluation gains	€ 2,531	€ 1,184		€ 2,389
Revaluation losses	(210)	(353)		(321)
Net revaluation gains/(losses)	2,321	831		2,068
Financial assets available-for-sale	122,845	118,420		133,271
Impairment loss (reversal)	9,352	8,986	[1]	€ 9,259
Decrease in value of quoted equity instrument to be considered impaired (as a percent)				40.00%
Period of time of a continued fall in value of an equity instrument to be considered impaired (in months)				18 months
Debt instruments
Disclosure of analysis of other comprehensive income by item [line items]
Revaluation gains	2,531	1,184		€ 1,460
Revaluation losses	(210)	(353)		(306)
Net revaluation gains/(losses)	2,321	831		1,154
Financial assets available-for-sale	122,845	118,420		128,481
Government debt securities and debt instruments issued by central banks | SPAIN
Disclosure of analysis of other comprehensive income by item [line items]
Revaluation gains	947	326		660
Revaluation losses	(2)	(3)		(25)
Net revaluation gains/(losses)	945	323		635
Financial assets available-for-sale	32,413	38,550		48,217
Government debt securities and debt instruments issued by central banks | Rest of Europe
Disclosure of analysis of other comprehensive income by item [line items]
Revaluation gains	664	373		306
Revaluation losses	(38)	(55)		(24)
Net revaluation gains/(losses)	626	318		282
Financial assets available-for-sale	19,052	17,494		20,244
Government debt securities and debt instruments issued by central banks | Latin America and rest of the world
Disclosure of analysis of other comprehensive income by item [line items]
Revaluation gains	839	448		404
Revaluation losses	(121)	(117)		(129)
Net revaluation gains/(losses)	718	331		275
Financial assets available-for-sale	51,284	42,599		39,132
Private-sector debt securities
Disclosure of analysis of other comprehensive income by item [line items]
Revaluation gains	81	37		90
Revaluation losses	(49)	(178)		(128)
Net revaluation gains/(losses)	32	(141)		(38)
Financial assets available-for-sale	20,096	19,777		20,888
Equity instruments
Disclosure of analysis of other comprehensive income by item [line items]
Revaluation gains				929
Revaluation losses				(15)
Net revaluation gains/(losses)				914
Financial assets available-for-sale	2,863	2,671		4,790	€ 2,671	€ 3,169	€ 5,487
Domestic | SPAIN
Disclosure of analysis of other comprehensive income by item [line items]
Revaluation gains				5
Revaluation losses				(2)
Net revaluation gains/(losses)				3
Financial assets available-for-sale				1,373
International | Rest of Europe
Disclosure of analysis of other comprehensive income by item [line items]
Revaluation gains				166
Revaluation losses				(2)
Net revaluation gains/(losses)				164
Financial assets available-for-sale				979
International | Latin America and rest of the world
Disclosure of analysis of other comprehensive income by item [line items]
Revaluation gains				744
Revaluation losses				(6)
Net revaluation gains/(losses)				738
Financial assets available-for-sale				1,878
International | UNITED STATES
Disclosure of analysis of other comprehensive income by item [line items]
Revaluation gains				14
Revaluation losses				(5)
Net revaluation gains/(losses)				9
Financial assets available-for-sale				560
Listed
Disclosure of analysis of other comprehensive income by item [line items]
Revaluation gains				828
Revaluation losses				(5)
Net revaluation gains/(losses)				823
Financial assets available-for-sale				2,900
Unlisted
Disclosure of analysis of other comprehensive income by item [line items]
Revaluation gains				101
Revaluation losses				(10)
Net revaluation gains/(losses)				91
Financial assets available-for-sale				1,890
Financial assets at fair value through other comprehensive income, category
Disclosure of analysis of other comprehensive income by item [line items]
Impairment loss (reversal)	€ 12	€ 1	[1]
Financial assets available for sale, category
Disclosure of analysis of other comprehensive income by item [line items]
Impairment loss (reversal)				10
Financial assets available for sale, category | Equity instruments
Disclosure of analysis of other comprehensive income by item [line items]
Provision (reversal) due to modification of income statement				€ 10

[1]	See further detail regarding the impacts of the entry into force of IFRS 9 as of 1 January 2018 (Note 1.d).